Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - JPMorgan SmartRetirement 2060 Fund	Class R2 Life of Fund since	Class R2 1 Year	Class R2 Inception Date	Class R2 Return After Taxes on Distributions Life of Fund since	Class R2 Return After Taxes on Distributions 1 Year	Class R2 Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	Class R2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class R3 Life of Fund since	Class R3 1 Year	Class R4 Life of Fund since	Class R4 1 Year	Class R5 Life of Fund since	Class R5 1 Year	Class R6 Life of Fund since	Class R6 1 Year	S&P TARGET DATE 2060+ INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	S&P TARGET DATE 2060+ INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	JPM SMARTRETIREMENT 2060 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	JPM SMARTRETIREMENT 2060 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year
Total	11.03%	14.58%	Aug. 31, 2016	10.21%	13.68%	8.52%	9.19%	11.29%	14.89%	11.57%	15.22%	11.73%	15.34%	11.85%	15.48%	11.85%	13.99%	11.33%	13.11%